Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Treasury stock	Unearned ESOP shares	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Noncontrolling Interest
Beginning balance at Dec. 31, 2009	$ 164,752	$ 138	$ 101,571	$ (20,302)	$ (814)	$ 61,660	$ 22,658	$ (159)
Net income	14,664					14,231		433
Other comprehensive results, net	(7,324)						(7,324)
Cash dividends at $0.33 per share in 2010, $0.38 per share in 2011 and $0.40 per share in 2012 respectively	(4,793)					(4,793)
Purchase of treasury stock, at cost 80,142 shares in 2010, 355,580 shares in 2011 and 40,316 shares in 2012 respectively	(1,143)			(1,143)
Reissuance of treasury stock for stock option exercises 77,529 shares in 2010 121, 979 shares in 2011 and 106,390 shares in 2012 respectively	540			1,033		(493)
Compensation expense on ESOP	1,197		383		814
Additional ESOP shares purchased	(189)		(189)
Tax effect of compensatory stock options	74		74
Effect of compensation expense for stock options	355		355
Capital disbursement for noncontrolling interest	(815)							(815)
Accrued compensation expense MRP	35		35
Ending balance at Dec. 31, 2010	167,353	138	102,229	(20,412)		70,605	15,334	(541)
Net income	15,821					14,910		911
Other comprehensive results, net	5,570						5,570
Cash dividends at $0.33 per share in 2010, $0.38 per share in 2011 and $0.40 per share in 2012 respectively	(5,521)					(5,521)
Six for five stock split, payment in lieu of fractional shares	(8)	25	(33)
Purchase of treasury stock, at cost 80,142 shares in 2010, 355,580 shares in 2011 and 40,316 shares in 2012 respectively	(4,754)			(4,754)
Reissuance of treasury stock for stock option exercises 77,529 shares in 2010 121, 979 shares in 2011 and 106,390 shares in 2012 respectively	777			1,389		(612)
Compensation expense on ESOP	1,309		493		816
Additional ESOP shares purchased	(504)		(504)
Tax effect of compensatory stock options	55		55
Effect of compensation expense for stock options	380		380
Purchase of treasury stock for ESOP shares				4,151	(5,000)	849
Unvested shares in MRP	136		47	89
Capital disbursement for noncontrolling interest	(1,539)							(1,539)
Ending balance at Dec. 31, 2011	179,075	163	102,667	(19,537)	(4,184)	80,231	20,904	(1,169)
Net income	15,822					14,903		919
Other comprehensive results, net	4,199						4,199
Cash dividends at $0.33 per share in 2010, $0.38 per share in 2011 and $0.40 per share in 2012 respectively	(5,737)					(5,737)
Purchase of treasury stock, at cost 80,142 shares in 2010, 355,580 shares in 2011 and 40,316 shares in 2012 respectively	(541)			(541)
Reissuance of treasury stock for stock option exercises 77,529 shares in 2010 121, 979 shares in 2011 and 106,390 shares in 2012 respectively	746			1,078		(332)
Compensation expense on ESOP	1,432		380		1,052
Additional ESOP shares purchased	(329)		(329)
Tax effect of compensatory stock options	48		48
Effect of compensation expense for stock options	563		563
Unvested shares in MRP	170		17	153
Capital disbursement for noncontrolling interest	(648)							(648)
Ending balance at Dec. 31, 2012	$ 194,800	$ 163	$ 103,346	$ (18,847)	$ (3,132)	$ 89,065	$ 25,103	$ (898)